Quarterly portfolio holdings
John Hancock
Diversified Real Assets Fund
Alternative
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 98.7%		$923,848,199
(Cost $669,923,353)
Communication services 0.9%		8,261,711
Diversified telecommunication services 0.7%
BT Group PLC	506,989	1,279,023
KT Corp.	30,250	1,034,856
KT Corp., ADR	25,321	437,547
Singapore Telecommunications, Ltd.	957,848	3,270,109
Wireless telecommunication services 0.2%
KDDI Corp.	133,362	2,240,176
Consumer discretionary 1.7%		16,087,043
Broadline retail 0.3%
Isetan Mitsukoshi Holdings, Ltd.	104,468	2,668,354
Hotels, restaurants and leisure 1.1%
Accor SA	17,047	988,806
Hilton Worldwide Holdings, Inc.	8,788	2,904,082
InterContinental Hotels Group PLC	7,377	1,267,978
Kyoritsu Maintenance Company, Ltd.	55,100	1,032,275
Marriott International, Inc., Class A	9,142	3,387,934
Tokyotokeiba Company, Ltd.	41,654	1,241,931
Household durables 0.3%
Glenveagh Properties PLC (A)(B)	498,399	1,427,492
Neinor Homes SA (A)(B)	62,074	1,168,191
Consumer staples 0.0%		239,815
Consumer staples distribution and retail 0.0%
Tesco PLC	39,339	239,815
Energy 29.9%		279,969,535
Energy equipment and services 2.7%
Baker Hughes Company	50,375	2,795,813
Enerflex, Ltd.	46,187	1,134,280
Halliburton Company	130,472	4,429,524
Helmerich & Payne, Inc.	56,478	1,849,090
Noble Corp. PLC	26,568	990,986
Patterson-UTI Energy, Inc.	102,220	938,380
Saipem SpA	219,551	1,103,787
SLB, Ltd.	164,566	7,650,673
TechnipFMC PLC	27,744	1,839,427
Trican Well Service, Ltd.	145,917	691,389
Weatherford International PLC	19,440	1,584,360
Oil, gas and consumable fuels 27.2%
Advantage Energy, Ltd. (B)	226,748	1,648,350
Aker BP ASA	34,696	1,058,561
Antero Resources Corp. (B)	75,697	2,659,993
APA Corp.	1,468	47,813
Athabasca Oil Corp. (B)	178,939	1,289,446
Birchcliff Energy, Ltd.	248,550	1,084,805
BP PLC	1,080,488	6,659,866
Cameco Corp.	89,931	9,166,526
Canadian Natural Resources, Ltd.	355,218	14,055,938
Cenovus Energy, Inc.	455,832	11,310,226
Cheniere Energy, Inc.	20,090	4,801,711
Chevron Corp.	105,200	17,437,952
ConocoPhillips	95,847	9,964,254
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Core Natural Resources, Inc.	1,634	$130,753
Devon Energy Corp.	66,814	2,760,754
DHT Holdings, Inc.	14,994	247,851
Diamondback Energy, Inc.	35,640	6,264,799
Enbridge, Inc.	155,755	8,443,479
Encore Energy Corp. (B)(C)	61,168	80,130
Energy Fuels, Inc. (B)(C)	57,996	842,389
EOG Resources, Inc.	33,019	4,283,555
EQT Corp.	108,383	5,762,724
Equinor ASA	61,127	1,927,541
Expand Energy Corp.	29,072	2,651,076
Exxon Mobil Corp.	171,203	23,406,874
Galp Energia SGPS SA	139,093	2,947,915
Gibson Energy, Inc. (C)	27,463	556,328
Imperial Oil, Ltd.	25,693	2,885,152
IsoEnergy, Ltd. (B)	89,356	890,882
Kelt Exploration, Ltd. (B)	233,005	1,437,542
Keyera Corp.	83,864	3,368,752
Kinder Morgan, Inc.	49,959	1,597,189
Marathon Petroleum Corp.	29,619	7,572,690
Neste OYJ	35,359	1,154,468
NexGen Energy, Ltd. (B)	194,342	1,825,232
Occidental Petroleum Corp.	75,010	3,643,236
Ovintiv, Inc.	42,006	2,211,616
Paladin Energy, Ltd. (Toronto Stock Exchange) (B)(C)	14,914	99,164
Pembina Pipeline Corp.	67,845	3,139,072
Permian Resources Corp., Class A	70,901	1,305,287
Peyto Exploration & Development Corp. (C)	41,668	695,128
Phillips 66	30,565	5,167,013
PrairieSky Royalty, Ltd. (C)	24,413	546,355
Rockpoint Gas Storage, Inc., Class A	32,058	663,877
Shell PLC	383,089	14,884,954
South Bow Corp.	16,730	589,340
Spartan Delta Corp. (B)	123,191	994,562
Suncor Energy, Inc.	186,530	10,035,071
Tamboran Resources Corp. (B)(C)	25,285	822,015
Targa Resources Corp.	31,465	8,437,025
TC Energy Corp. (C)	77,288	5,118,201
The Williams Companies, Inc.	128,709	9,568,227
Topaz Energy Corp.	36,062	757,219
TotalEnergies SE (C)	146,179	11,303,321
Tourmaline Oil Corp.	40,329	1,686,240
Uranium Energy Corp. (B)(C)	68,395	729,091
Uranium Royalty Corp. (B)(C)	144,646	402,116
Valero Energy Corp.	32,467	8,455,705
Var Energi ASA	251,687	1,042,836
Vermilion Energy, Inc.	24,737	231,454
Yellow Cake PLC (A)(B)	30,056	210,185
Financials 0.4%		3,614,409
Financial services 0.4%
Berkshire Hathaway, Inc., Class B (B)	6,249	3,126,937
Infratil, Ltd.	55,570	487,472
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	3

	Shares	Value
Health care 0.7%		$6,916,377
Health care providers and services 0.7%
Brookdale Senior Living, Inc. (B)(C)	319,154	5,135,188
Sienna Senior Living, Inc. (C)	115,403	1,781,189
Industrials 2.4%		22,397,911
Construction and engineering 0.7%
Kajima Corp.	49,027	1,787,179
Sanki Engineering Company, Ltd. (C)	96,100	1,770,598
Vinci SA	20,579	3,005,513
Electrical equipment 0.7%
Array Technologies, Inc. (B)(C)	90,207	668,434
Emerson Electric Company	6,972	998,042
Schneider Electric SE	4,141	1,355,037
Sunrun, Inc. (B)	41,887	560,448
Vestas Wind Systems A/S	91,462	2,589,598
Ground transportation 0.3%
Canadian National Railway Company	22,987	2,743,204
Canadian National Railway Company (New York Stock Exchange)	3,724	444,050
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	344,034	2,915,906
Keppel, Ltd. (C)	112,630	955,325
Transportation infrastructure 0.3%
Aena SME SA (A)	85,473	2,604,577
Information technology 1.4%		12,705,955
IT services 0.2%
GDS Holdings, Ltd., ADR (B)(C)	21,936	658,738
NEXTDC, Ltd. (B)	135,244	1,370,143
Semiconductors and semiconductor equipment 0.9%
Enphase Energy, Inc. (B)	31,991	1,575,237
First Solar, Inc. (B)	6,807	1,606,180
ON Semiconductor Corp. (B)	20,989	1,984,300
Power Integrations, Inc. (C)	24,654	2,065,019
SolarEdge Technologies, Inc. (B)	16,612	970,805
Software 0.3%
TeraWulf, Inc. (B)	100,224	2,475,533
Materials 16.3%		152,480,909
Chemicals 0.6%
Albemarle Corp.	7,520	1,015,426
BASF SE, ADR	36,026	479,506
Dow, Inc.	34,633	947,559
LG Chem, Ltd.	4,059	744,054
NanoXplore, Inc. (B)(C)	98,234	119,827
Neo Performance Materials, Inc.	31,200	817,921
Nutrien, Ltd. (C)	19,826	1,249,041
Westlake Corp.	10,324	753,652
Containers and packaging 0.1%
Smurfit Westrock PLC	12,149	562,013
Metals and mining 15.4%
Agnico Eagle Mines, Ltd.	65,364	10,155,904
Alamos Gold, Inc., Class A	70,821	2,147,226
Alcoa Corp.	42,987	2,241,342
Almonty Industries, Inc. (B)	55,602	920,769
Altius Minerals Corp.	16,327	731,247
Americas Gold & Silver Corp. (B)(C)	71,307	336,569
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Anglo American PLC	24,382	$1,196,000
AngloGold Ashanti PLC	13,127	1,061,843
Artemis Gold, Inc. (B)	46,627	1,026,073
Aya Gold & Silver, Inc. (B)(C)	35,122	665,170
B2Gold Corp.	40,050	150,232
Barrick Mining Corp.	220,168	8,095,724
Bellavista Resources, Ltd. (B)	73,554	17,358
BHP Group, Ltd., ADR (C)	108,528	9,041,468
Boliden AB	7,204	407,051
Canada Nickel Company, Inc. (B)(C)	411,215	394,326
Capstone Copper Corp. (B)	247,929	2,277,818
Century Aluminum Company (B)	8,377	385,426
Champion Iron, Ltd. (C)	278,902	768,910
Coeur Mining, Inc.	89,949	1,467,968
Constellium SE (B)	49,720	1,584,576
Discovery Silver Corp. (B)	161,504	964,179
Discovery Silver Corp. (Toronto Stock Exchange) (B)	8,313	49,705
DPM Metals, Inc.	33,208	1,078,484
Eldorado Gold Corp.	67,629	2,104,808
Elevra Lithium, Ltd., ADR (B)(C)	11,896	810,712
Endeavour Mining PLC	28,598	1,433,882
Equinox Gold Corp.	146,207	1,424,700
ERO Copper Corp. (B)	50,714	1,354,161
Faraday Copper Corp. (B)	45,000	190,058
FireFly Metals, Ltd. (B)	926,489	1,182,404
First Quantum Minerals, Ltd. (B)	119,814	3,272,762
Franco-Nevada Corp.	25,424	5,304,935
Freeport-McMoRan, Inc.	175,753	11,053,106
G Mining Ventures Corp. (B)	23,521	688,755
Glencore PLC (B)	125,076	852,823
Gold Fields, Ltd., ADR	4,750	159,553
Gold Royalty Corp. (B)(C)	35,000	96,600
Guardian Metal Resources PLC, ADR (B)(C)	55,585	778,746
Hemlo Mining Corp. (B)	172,388	640,567
Hudbay Minerals, Inc.	103,605	2,446,488
IAMGOLD Corp. (B)	116,649	1,851,415
IGO, Ltd. (B)	49,682	255,693
Iluka Resources, Ltd.	68,829	338,874
Integra Resources Corp. (B)	75,000	170,250
Ivanhoe Electric, Inc. (B)	25,339	243,508
Ivanhoe Mines, Ltd., Class A (B)	178,204	1,395,978
K92 Mining, Inc. (B)	77,231	1,212,171
Kinross Gold Corp.	140,123	3,317,702
Latin Resources, Ltd. (B)(D)	34,500	0
Lithium Americas Corp. (B)	104,489	402,263
Lithium Argentina AG (B)	61,883	511,819
Lucara Diamond Corp. (B)(C)	417,070	44,111
Lumina Metals Corp. (B)	49,020	353,587
Lundin Gold, Inc.	16,052	865,953
Lundin Mining Corp.	156,994	3,825,639
LunR Royalties Corp. (B)	12,452	165,943
Montage Gold Corp. (B)	177,335	2,016,861
MP Materials Corp. (B)(C)	17,754	994,402
Newmont Corp.	87,128	8,137,755
Nickel 28 Capital Corp. (B)	338,191	274,225
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	5

	Shares	Value
Materials (continued)
Metals and mining (continued)
Norsk Hydro ASA	97,641	$883,531
Nouveau Monde Graphite, Inc. (B)(C)	65,683	98,525
Nucor Corp.	6,524	1,453,221
OceanaGold Corp.	60,760	1,523,016
Orla Mining, Ltd.	83,691	818,469
Pan American Silver Corp.	61,432	2,753,990
Pan American Silver Corp., CVR (B)	80,726	44,480
Perpetua Resources Corp. (B)	46,701	969,513
PLS Group, Ltd. (B)	61,888	216,870
PMET Resources, Inc. (B)	35,000	143,535
Rio Tinto PLC, ADR	50,751	4,817,792
Royal Gold, Inc. (B)	765	152,702
Seabridge Gold, Inc. (B)(C)	10,278	264,556
Sigma Lithium Corp. (B)(C)	62,596	794,891
Sinda, Ltd. (B)	63,292	759,504
Skeena Resources, Ltd. (B)	56,035	1,493,476
Snowline Gold Corp. (B)	94,089	850,500
Southern Copper Corp.	5,636	982,129
Steel Dynamics, Inc.	4,668	1,071,119
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Sunshine Silver Mining & Refining Company (B)(C)	28,224	373,121
Talon Metals Corp. (B)(C)	246,424	979,962
Teck Resources, Ltd., Class B	59,618	3,550,807
Torex Gold Resources, Inc.	21,972	874,542
Trilogy Metals, Inc. (B)	262,192	916,956
Triple Flag Precious Metals Corp. (B)	18,730	561,338
Troilus Mining Corp. (B)	50,000	58,875
Vale SA, ADR	63,405	953,611
Valor Gold Corp. (B)	5,253	13,657
Valterra Platinum, Ltd. (C)	16,560	1,115,747
Warrior Met Coal, Inc.	3,025	245,509
Wesdome Gold Mines, Ltd. (B)	9,251	158,831
Westgold Resources, Ltd. (Toronto Stock Exchange)	205,278	671,595
Wheaton Precious Metals Corp.	54,965	6,183,054
Paper and forest products 0.2%
Canfor Corp. (B)(C)	9,812	93,260
Interfor Corp. (B)	55,497	510,655
West Fraser Timber Company, Ltd.	16,249	1,099,994
Real estate 37.6%		351,833,122
Diversified REITs 3.2%
Activia Properties, Inc.	2,537	2,142,611
Broadstone Net Lease, Inc.	245,995	5,084,717
CapitaLand Integrated Commercial Trust	1,345,008	2,468,077
Charter Hall Group	253,649	4,017,658
Merlin Properties Socimi SA	180,263	3,162,907
WP Carey, Inc.	179,138	12,808,367
Health care REITs 6.9%
Aedifica SA	33,838	2,727,545
American Healthcare REIT, Inc.	30,856	1,609,140
CareTrust REIT, Inc.	117,387	4,736,565
Target Healthcare REIT PLC	1,567,211	2,251,751
Ventas, Inc.	113,473	10,076,402
Welltower, Inc.	188,891	42,872,592
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust	235,469	$4,570,453
Ryman Hospitality Properties, Inc.	38,305	4,924,108
Industrial REITs 4.8%
Americold Realty Trust, Inc.	92,834	1,459,350
EastGroup Properties, Inc.	32,916	6,666,477
Goodman Group	167,181	3,607,124
Granite Real Estate Investment Trust	14,393	972,219
LXP Industrial Trust	70,301	3,787,818
Prologis, Inc.	210,721	28,546,374
Office REITs 0.9%
COPT Defense Properties	73,671	2,680,888
Hudson Pacific Properties, Inc. (B)	199,694	3,033,352
Vornado Realty Trust	81,715	3,211,400
Real estate management and development 3.6%
Arealink Company, Ltd.	177,900	903,057
Azrieli Group, Ltd.	11,659	1,580,706
Castellum AB	183,145	2,405,748
CTP NV (A)(C)	53,782	981,526
Daito Trust Construction Company, Ltd.	35,300	674,345
Emaar Properties PJSC	216,608	704,016
Hongkong Land Holdings, Ltd.	362,245	2,580,665
Hysan Development Company, Ltd.	576,877	1,217,101
Mitsubishi Estate Company, Ltd.	218,078	5,561,245
Mitsui Fudosan Company, Ltd.	151,690	1,405,927
NP3 Fastigheter AB	32,142	883,771
Sino Land Company, Ltd.	826,000	1,084,900
Sun Hung Kai Properties, Ltd.	267,073	3,844,067
Swire Properties, Ltd.	249,004	654,030
Swiss Prime Site AG	24,995	4,078,592
TAG Immobilien AG	144,002	2,325,468
Tokyo Tatemono Company, Ltd.	66,500	1,356,772
UOL Group, Ltd.	173,790	1,280,899
Residential REITs 4.0%
Centerspace	36,569	2,054,812
Essex Property Trust, Inc.	45,283	13,204,070
Invitation Homes, Inc.	328,000	9,908,880
Irish Residential Properties REIT PLC	1,088,958	1,451,343
Sun Communities, Inc.	23,627	2,833,114
UDR, Inc.	189,768	7,575,539
Retail REITs 6.2%
Acadia Realty Trust	130,921	2,737,558
CBL & Associates Properties, Inc.	14,159	751,701
Curbline Properties Corp.	144,194	4,383,498
Hammerson PLC	537,755	2,640,344
Immobiliare Grande Distribuzione SIIQ SpA	290,887	1,401,741
InvenTrust Properties Corp.	97,108	3,437,623
Klepierre SA	77,033	3,219,471
NETSTREIT Corp.	255,619	5,401,229
Scentre Group	1,837,166	4,897,122
Simon Property Group, Inc.	87,857	19,649,218
The Macerich Company	230,360	5,802,768
Unibail-Rodamco-Westfield (B)	23,715	2,775,287
Wereldhave NV	56,016	1,274,515
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	7

	Shares	Value
Real estate (continued)
Specialized REITs 7.0%
American Tower Corp.	23,195	$3,794,006
Blackstone Digital Infrastructure Trust, Inc. (B)	35,813	774,635
Digital Realty Trust, Inc.	35,105	6,304,156
Equinix, Inc.	30,290	31,573,993
National Storage Affiliates Trust	66,155	2,941,913
Outfront Media, Inc.	133,984	4,389,316
Public Storage	42,856	13,641,493
Rayonier, Inc.	33,800	719,264
Weyerhaeuser Company	56,549	1,353,783
Utilities 7.4%		69,341,412
Electric utilities 2.3%
American Electric Power Company, Inc.	22,618	3,094,369
Duke Energy Corp.	15,908	2,013,635
EDP SA	151,195	789,828
Enel SpA	207,121	2,375,750
Exelon Corp.	36,767	1,714,078
Korea Electric Power Corp.	14,096	339,646
NextEra Energy, Inc.	26,246	2,303,611
SSE PLC	86,310	2,784,586
The Kansai Electric Power Company, Inc.	196,024	2,770,182
The Southern Company	32,609	3,121,007
Gas utilities 1.2%
Atmos Energy Corp.	16,664	2,870,707
ENN Energy Holdings, Ltd.	480,662	2,483,494
GAIL India, Ltd.	1,122,321	2,047,852
Italgas SpA	148,808	1,723,578
Osaka Gas Company, Ltd.	58,540	1,972,412
Independent power and renewable electricity producers 0.8%
Brookfield Renewable Partners LP	71,480	2,482,500
EDP Renewables SA	68,937	1,113,632
Orsted A/S (A)(B)	37,806	849,865
RWE AG	11,635	752,433
Solaria Energia y Medio Ambiente SA (B)	25,687	583,983
TransAlta Corp.	48,189	666,644
Vistra Corp.	10,045	1,593,438
Multi-utilities 2.4%
CMS Energy Corp.	40,622	3,107,583
Dominion Energy, Inc.	57,248	3,909,466
E.ON SE	154,591	3,178,982
Engie SA	101,230	3,186,155
National Grid PLC	172,626	2,847,253
Sempra	36,020	3,339,414
WEC Energy Group, Inc.	25,296	2,953,814
Water utilities 0.7%
American Water Works Company, Inc.	26,441	3,479,107
Cia de Saneamento Basico do Estado de Sao Paulo	503,761	2,892,408

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$45,654,289
(Cost $45,654,747)
U.S. Government Agency 0.5%				4,199,579
Federal Home Loan Bank Discount Note	3.385	07-01-26	4,200,000	4,199,579

8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term funds 3.5%			32,854,710
John Hancock Collateral Trust (E)	3.6026(F)	3,285,668	32,854,710

	Par value^	Value
Repurchase agreement 0.9%		8,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-26 at 3.650% to be repurchased at $1,400,142 on 7-1-26, collateralized by $1,412,242 Government National Mortgage Association, 5.000% - 6.500% due 11-20-31 to 4-20-66 (valued at $1,428,001)	1,400,000	1,400,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-26 at 3.650% to be repurchased at $7,200,730 on 7-1-26, collateralized by $973,696 Federal Home Loan Mortgage Corp., 4.500% due 6-1-41 (valued at $968,157), $2,589,927 Federal National Mortgage Association, 6.000% due 5-1-56 (valued at $2,703,845) and $3,560,750 Government National Mortgage Association, 4.420% - 6.500% due 11-20-49 to 12-15-67 (valued at $3,672,001)	7,200,000	7,200,000

Total investments (Cost $715,578,100) 103.6%	$969,502,488
Other assets and liabilities, net (3.6%)	(33,731,586)
Total net assets 100.0%	$935,770,902

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $34,682,933. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,241,207 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	57.1%
Canada	19.3%
United Kingdom	4.8%
Australia	3.0%
Japan	2.9%
France	2.9%
Hong Kong	1.3%
Other countries	8.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$8,261,711	$437,547	$7,824,164	—
Consumer discretionary	16,087,043	6,292,016	9,795,027	—
Consumer staples	239,815	—	239,815	—
Energy	279,969,535	237,676,101	42,293,434	—
Financials	3,614,409	3,126,937	487,472	—
Health care	6,916,377	6,916,377	—	—
Industrials	22,397,911	5,414,178	16,983,733	—
Information technology	12,705,955	11,335,812	1,370,143	—
Materials	152,480,909	145,738,193	6,742,716	—
Real estate	351,833,122	280,272,791	71,560,331	—
Utilities	69,341,412	39,541,781	29,799,631	—
Short-term investments	45,654,289	32,854,710	12,799,579	—
Total investments in securities	$969,502,488	$769,606,443	$199,896,045	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,285,668	$22,293,035	$106,507,857	$(95,943,450)	$(2,756)	$24	$74,877	—	$32,854,710
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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